UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21893

Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Global Government Enhanced Income Fund (JGG)
March 31, 2012

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 4.2%
	Diversified Financial Services – 4.2%
$ 6,000	Citigroup Inc., (3)	2.125%	4/30/12	Aaa	$ 6,008,604
$ 6,000	Total Corporate Bonds (cost $6,009,521)				6,008,604

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 52.0% (4)
	Australia – 5.3%
6,500 AUD	Australian Government	5.750%	5/15/21	AAA	7,630,333
	Chile – 1.5%
1,055,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	AA	2,206,377
	Czech Republic – 8.2%
217,000 CZK	Czech Republic Government Bond	2.800%	9/16/13	AA	11,911,587
	Germany – 15.7%
2,200 EUR	Bundesschatzanweisungen, German Republic Federal Treasury Bill	0.750%	9/14/12	AAA	2,943,441
9,900 EUR	Deutschland Republic	3.250%	7/04/15	AAA	14,414,531
3,489 EUR	Deutschland Republic	3.500%	7/04/19	AAA	5,348,013
15,589 EUR	Total Germany				22,705,985
	Italy – 3.1%
3,300 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	3.000%	4/01/14	A3	4,413,884
	Mexico – 2.1%
34,500 MXN	United Mexican States	9.500%	12/18/14	A-	3,007,010
	Netherlands – 3.1%
3,000 EUR	Netherlands Government Bond	3.500%	7/15/20	AAA	4,433,338
	Peru – 2.6%
9,130 PEN	Republic of Peru	6.950%	8/12/31	BBB+	3,691,714
	Poland – 1.4%
6,500 PLN	Republic of Poland	5.250%	10/25/20	A	2,066,476
	South Africa – 5.4%
62,000 ZAR	Republic of South Africa	7.250%	1/15/20	A	7,831,026
	United Kingdom – 3.6%
2,800 GBP	United Kingdom, Treasury Bill	3.750%	9/07/19	AAA	5,132,568
	Total Sovereign Debt (cost $72,266,399)				75,030,298

Principal
Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 42.4% (6)
	Sovereign Debt – 4.0%
	South Korea – 4.0%
6,500,000 KRW	Korea Monetary Stability Bond	3.460%	12/09/12	A1	$ 5,735,856
	U.S. Government and Agency Obligations – 35.6%
$ 6,000	Federal Home Loan Bank Bonds	1.625%	9/26/12	Aaa	6,042,474
10,000	Federal Home Loan Bank Bonds, (3)	0.240%	9/26/12	Aaa	10,003,910
3,400	Federal Home Loan Bank Bonds	1.746%	11/30/12	Aaa	3,434,697
4,000	Federal Home Loan Mortgage Corporation, Notes	4.625%	10/25/12	Aaa	4,100,712
6,000	Federal Home Loan Mortgage Corporation, Notes	0.515%	11/26/12	Aaa	6,012,300
7,577	Federal National Mortgage Association	4.375%	9/15/12	Aaa	7,721,645
7,000	Federal National Mortgage Association	1.000%	12/27/12	Aaa	7,040,684
7,000	U.S. Treasury Notes, (3)	1.375%	1/15/13	Aaa	7,063,987
50,977	Total U.S. Government and Agency Obligations				51,420,409
	Repurchase Agreements – 2.8%
$ 4,097	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $4,097,168, collateralized by $3,745,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $4,183,547	0.010%	4/02/12	N/A	4,097,165
	Total Short-Term Investments (cost $61,147,903)				61,253,430
	Total Investments (cost $139,423,823) – 98.6%				142,292,332
	Other Assets Less Liabilities – 1.4% (7)				2,076,775
	Net Assets – 100%				$ 144,369,107

Investments in Derivatives at March 31, 2012:

Call Options Purchased outstanding:

Number of Contracts	Counterparty	Type	Put Notional Amount (8)	Call Notional Amount	Expiration Date	Strike Price	Value (7)
1	Citibank N.A.	Currency Option	2,000,000 USD	3,540,000 BRL	6/11/12	1.770 BRL	$ 7,902
	Total Call Options Purchased (premiums paid $28,100)						$ 7,902

Call Options Written oustanding:

Number of Contracts	Counterparty	Type	Put Notional Amount	Call Notional Amount (9)	Expiration Date	Strike Price	Value (7)
1	Citibank N.A.	Currency Option	(3,420,000) BRL	(2,000,000) USD	6/11/12	1.710 BRL	$ (1,296)
	Total Call Options Written (premiums received $8,200)						$ (1,296)

Forward Foreign Currency Exchange Contracts outstanding:

							Unrealized
							Appreciation
			Amount	In Exchange For	Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver		(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars) (7)
Bank of America	Australian Dollar		6,000,000	U.S. Dollar	6,355,800	4/23/12	$ 154,758
Bank of America	Australian Dollar		1,700,000	U.S. Dollar	1,794,977	4/23/12	38,015
Bank of America	Australian Dollar		700,000	U.S. Dollar	727,433	4/23/12	3,978
Bank of America	Euro		1,100,000	U.S. Dollar	1,452,066	5/31/12	(15,422)
Bank of America	Japanese Yen		470,000,000	U.S. Dollar	6,059,981	4/23/12	380,661
Citibank N.A.	Brazilian Real		1,100,000	U.S. Dollar	612,813	4/03/12	10,222
Citibank N.A.	Chilean Peso		1,400,000,000	U.S. Dollar	2,860,061	4/09/12	(3,088)
Citibank N.A.	Czech Koruna		271,129,000	U.S. Dollar	14,116,156	4/23/12	(470,698)
Citibank N.A.	Euro		23,020,000	U.S. Dollar	30,161,955	4/23/12	(542,420)
Citibank N.A.	Peruvian Nouveau Sol		9,012,500	U.S. Dollar	3,367,019	6/15/12	(7,336)
Citibank N.A.	South Korean Won		3,192,246,094	U.S. Dollar	2,822,998	5/14/12	11,255
Citibank N.A.	South Korean Won		1,600,000,000	U.S. Dollar	1,415,491	5/14/12	6,205
Citibank N.A.	Swiss Franc		4,000,000	U.S. Dollar	4,352,946	5/23/12	(80,815)
Citibank N.A.	U.S. Dollar		603,699	Brazilian Real	1,100,000	4/03/12	(1,108)
Citibank N.A.	U.S. Dollar		2,932,858	Chilean Peso	1,400,000,000	4/09/12	(69,709)
Citibank N.A.	U.S. Dollar		1,403,664	Canadian Dollar	1,400,000	4/23/12	(665)
Citibank N.A.	U.S. Dollar		2,729,918	Mexican Peso	35,000,000	5/10/12	(3,921)
JPMorgan Chase	South African Rand		46,300,000	U.S. Dollar	5,948,863	4/23/12	(69,256)
JPMorgan Chase	U.S. Dollar		2,016,942	Indian Rupee	100,000,000	4/09/12	(55,838)
JPMorgan Chase	U.S. Dollar		2,299,356	Turkish Lira	4,100,000	4/13/12	(4,797)
Morgan Stanley	Brazilian Real		4,600,000	U.S. Dollar	2,524,560	4/03/12	4,633
Morgan Stanley	Brazilian Real		1,150,000	U.S. Dollar	666,667	4/03/12	36,685
Morgan Stanley	Brazilian Real		2,350,000	U.S. Dollar	1,310,105	4/03/12	22,751
Morgan Stanley	Euro		1,700,000	U.S. Dollar	2,231,893	4/23/12	(35,590)
Morgan Stanley	Euro		1,300,000	U.S. Dollar	1,693,263	4/23/12	(40,694)
Morgan Stanley	New Zealand Dollar		1,700,000	U.S. Dollar	1,382,899	5/10/12	(5,574)
Morgan Stanley	Polish Zloty		6,400,000	U.S. Dollar	2,004,196	4/23/12	(50,111)
Morgan Stanley	Pound Sterling		4,530,000	U.S. Dollar	7,179,801	5/23/12	(63,548)
Morgan Stanley	Swedish Krona		7,000,000	U.S. Dollar	1,030,928	4/03/12	(27,145)
Morgan Stanley	U.S. Dollar		631,140	Brazilian Real	1,150,000	4/03/12	(1,158)
Morgan Stanley	U.S. Dollar		1,289,721	Brazilian Real	2,350,000	4/03/12	(2,367)
Morgan Stanley	U.S. Dollar		2,683,311	Brazilian Real	4,600,000	4/03/12	(163,384)
Morgan Stanley	U.S. Dollar		1,035,365	Swedish Krona	7,000,000	4/03/12	22,708
Morgan Stanley	U.S. Dollar		1,453,586	Turkish Lira	2,600,000	4/16/12	494
Morgan Stanley	U.S. Dollar		2,930,641	Malaysian Ringgit	9,000,000	4/23/12	5,258
UBS AG	U.S. Dollar		4,021,556	Canadian Dollar	4,000,000	5/09/12	(14,279)
							$ (1,031,300)

Interest Rate Swaps outstanding:

									Unrealized
			Fund			Fixed Rate			Appreciation
	Notional		Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Value	(Depreciation)
Counterparty	Amount		Floating Rate	Index	(Annualized)	Frequency	Date	(U.S. Dollars)	(U.S. Dollars) (7)
Citigroup N.A.	17,000,000	AUD	Receive	3-Month AUD-BBR	4.690%	Quarterly	7/21/13	$ (168,622)	$ (168,622)
Citigroup N.A.	7,150,000	PLN	Pay	6-Month WIBOR	5.340	Annually	7/06/20	129,632	129,632
Citigroup N.A.	18,450,000	ZAR	Pay	3-Month ZAR-JIBAR	7.655	Quarterly	1/07/21	29,491	29,491
Deutsche Bank AG	14,000,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	303,730	303,730
JP Morgan	9,960,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(172,203)	(172,203)
JP Morgan	64,000,000	MXN	Pay	28-Day MXN-TIIE	7.750	28-Day	2/05/21	474,497	474,497
RBC	21,990,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	2,445,891	3,093,016
RBC	8,000,000	AUD	Pay	6-Month AUD-BBR	6.100	Semi-Annually	1/14/20	812,413	812,413
UBS AG	97,000,000	CZK	Receive	6-Month PRIBOR	3.000	Annually	6/21/20	(478,106)	(478,106)
									$ 4,023,848

Futures Contracts outstanding:
					Unrealized
					Appreciation
	Contract	Number of	Contract	Value	(Depreciation)
Type	Position	Contracts	Expiration	(U.S. Dollars)	(U.S. Dollars) (7)
3-Month Euribor	Long	50	3/14	$ 12,365,625	$ 9,272
German Euro Bond	Long	7	6/12	969,430	(1,064)
UK Long Gilt Bond	Long	18	6/12	2,061,180	(20,910)
					$ (12,702)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$–	$6,008,604	$–	$6,008,604
Sovereign Debt	–	75,030,298	–	75,030,298
Short-Term Investments:
Sovereign Debt	–	5,735,856	–	5,735,856
U.S. Government and Agency Obligations	–	51,420,409	–	51,420,409
Repurchase Agreements	–	4,097,165	–	4,097,165
Derivatives:
Call Options Purchased	7,902	–	–	7,902
Call Options Written	(1,296)	–	–	(1,296)
Forward Foreign Currency Exchange Contracts*	–	(1,031,300)	–	(1,031,300)
Interest Rate Swaps*	–	4,023,848	–	4,023,848
Futures Contracts*	(12,702)	–	–	(12,702)
Total	$(6,096)	$145,284,880	$–	$145,278,784

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ 697,623	Unrealized depreciation on forward foreign currency exchange contracts	$ 1,728,923
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps, net*	4,842,779	Unrealized depreciation on interest rate swaps, net*	818,931
Interest Rate	Futures Contracts	Payable for variation margin on futures contracts**	9,272	Payable for variation margin on futures contracts**	21,974
Foreign Currency Exchange Rate	Options	Options purchased, at value	7,902	Options written, at value	1,296
Total			$ 5,557,576		$ 2,571,124

*

Represents cumulative gross appreciation (depreciation) of interest rate swap contracts as reported in the Fund’s Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above. The Statement of Assets and Liabilities presents the net unrealized appreciation (depreciation) by counterparty of all interest rate swap contracts as a component of “Unrealized appreciation or depreciation on interest rate swaps, net.”

**

Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives), was $140,325,021.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at March 31, 2012, were as follows:

Gross unrealized:
Appreciation					$ 3,489,626
Depreciation					(1,522,315)
Net unrealized appreciation (depreciation) of investments					$ 1,967,311

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	Additional Sovereign Debt exposure is obtained from investments in futures and interest rate swap transactions that reference the global government bond markets.
(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(6)	Substantially all of the Fund’s Short-Term Investments may be used as collateral for investments in derivatives.
(7)	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.
(8)	Put Notional Amount is calculated by dividing the Call Notional Amount by the Strike Price.
(9)	Call Notional Amount is calculated by dividing the Put Notional Amount by the Strike Price.
N/A	Not applicable.
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound Sterling
ILS	Israeli Shekel
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand
AUD-BBR	Australian Dollar-Bank Bill Rate
JIBAR	Johannesburg Inter-Bank Agreed Rate
KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association
MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate
NZD-BBR	New Zealand Dollar-Bank Bill Rate
PRIBOR	Prague Interbank Offered Rate
TELBOR	Tel-Aviv Inter-Bank Offered Rate
WIBOR	Warsaw Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Government Enhanced Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012